JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.7%
Airlines — 0.8%
Southwest Airlines Co.	82,200	3,082,500

Auto Components — 0.6%
BorgWarner, Inc.	63,590	2,463,476

Banks — 7.2%
Citizens Financial Group, Inc.	160,070	4,046,570
Fifth Third Bancorp	247,660	5,280,111
First Republic Bank	24,860	2,711,232
Huntington Bancshares, Inc.	320,540	2,939,352
M&T Bank Corp.	57,058	5,254,471
Regions Financial Corp.	325,950	3,758,204
TCF Financial Corp.	103,340	2,414,022
Zions Bancorp NA	72,620	2,121,956

		28,525,918

Beverages — 1.6%
Constellation Brands, Inc., Class A	22,490	4,262,080
Keurig Dr Pepper, Inc.	77,611	2,142,063

		6,404,143

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	60,330	5,219,752

Capital Markets — 5.6%
Ameriprise Financial, Inc.	42,400	6,534,264
Northern Trust Corp.	55,770	4,348,387
Raymond James Financial, Inc.	63,910	4,650,092
T. Rowe Price Group, Inc.	52,530	6,735,396

		22,268,139

Chemicals — 2.2%
Celanese Corp.	27,080	2,909,746
Sherwin-Williams Co. (The)	8,193	5,708,391

		8,618,137

Communications Equipment — 1.6%
CommScope Holding Co., Inc. *	123,550	1,111,950
Motorola Solutions, Inc.	32,220	5,052,418

		6,164,368

Construction Materials — 1.2%
Martin Marietta Materials, Inc.	19,650	4,624,824

Consumer Finance — 0.7%
Discover Financial Services	46,750	2,701,215

Containers & Packaging — 4.0%
Ball Corp.	49,630	4,125,246
Packaging Corp. of America	23,940	2,610,657
Pactiv Evergreen, Inc. * (a)	98,820	1,255,014
Silgan Holdings, Inc.	116,850	4,296,574
Westrock Co.	95,940	3,332,956

		15,620,447

Distributors — 0.8%
Genuine Parts Co.	31,589	3,006,325

Electric Utilities — 4.5%
Edison International	86,000	4,372,240
Entergy Corp.	57,360	5,651,681
Xcel Energy, Inc.	114,270	7,885,772

		17,909,693

Electrical Equipment — 3.3%
Acuity Brands, Inc.	35,620	3,645,707
AMETEK, Inc.	49,240	4,894,456
Hubbell, Inc.	31,860	4,359,722

		12,899,885

Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	46,760	5,062,705
CDW Corp.	38,130	4,557,679
Keysight Technologies, Inc. *	30,950	3,057,241
SYNNEX Corp.	35,770	5,009,946

		17,687,571

Equity Real Estate Investment Trusts (REITs) — 9.9%
American Campus Communities, Inc.	39,390	1,375,499
American Homes 4 Rent, Class A	122,840	3,498,483
AvalonBay Communities, Inc.	28,310	4,227,816
Boston Properties, Inc.	48,790	3,917,837
Brixmor Property Group, Inc.	177,890	2,079,534
Essex Property Trust, Inc.	8,990	1,805,102
Federal Realty Investment Trust	30,800	2,261,952
Host Hotels & Resorts, Inc.	105,100	1,134,029
JBG SMITH Properties	53,522	1,431,178
Kimco Realty Corp.	178,580	2,010,811
Outfront Media, Inc.	80,977	1,178,215
Rayonier, Inc.	124,585	3,294,027
Regency Centers Corp.	42,100	1,600,642
Ventas, Inc.	38,860	1,630,566
Vornado Realty Trust (a)	55,274	1,863,287
Weyerhaeuser Co.	126,110	3,596,657
WP Carey, Inc.	31,120	2,027,779

		38,933,414

Food & Staples Retailing — 1.5%
Kroger Co. (The)	123,044	4,172,422
US Foods Holding Corp. *	76,300	1,695,386

		5,867,808

Food Products — 0.9%
Post Holdings, Inc. *	41,811	3,595,746

Gas Utilities — 1.1%
National Fuel Gas Co.	104,460	4,240,031

Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	47,970	6,530,636

Health Care Providers & Services — 6.1%
AmerisourceBergen Corp.	51,010	4,943,889
Cigna Corp.	21,440	3,632,151
Henry Schein, Inc. *	51,180	3,008,360
Humana, Inc.	4,500	1,862,505
Laboratory Corp. of America Holdings *	31,830	5,992,634
Universal Health Services, Inc., Class B	41,451	4,436,086

		23,875,625

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	17,150	1,727,691

Household Durables — 1.9%
Mohawk Industries, Inc. *	36,670	3,578,625
Newell Brands, Inc.	229,619	3,940,262

		7,518,887

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Household Products — 0.7%
Energizer Holdings, Inc. (a)	75,990	2,974,249

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	39,680	4,855,642

Insurance — 6.6%
Alleghany Corp.	4,918	2,559,573
Hartford Financial Services Group, Inc. (The)	111,500	4,109,890
Lincoln National Corp.	61,690	1,932,748
Loews Corp.	183,650	6,381,837
Marsh & McLennan Cos., Inc.	33,780	3,874,566
Progressive Corp. (The)	41,510	3,929,752
WR Berkley Corp.	50,985	3,117,733

		25,906,099

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	21,230	1,946,579

IT Services — 0.6%
Jack Henry & Associates, Inc.	13,520	2,198,217

Machinery — 5.7%
IDEX Corp.	26,170	4,773,670
ITT, Inc.	84,490	4,989,134
Lincoln Electric Holdings, Inc.	48,370	4,451,975
Middleby Corp. (The) *	48,290	4,332,096
Snap-on, Inc.	25,570	3,762,114

		22,308,989

Media — 3.4%
Discovery, Inc., Class C *	219,430	4,300,828
Liberty Broadband Corp., Class C *	29,750	4,250,383
Liberty Media Corp.-Liberty SiriusXM, Class C *	143,564	4,749,097

		13,300,308

Multiline Retail — 0.5%
Kohl’s Corp.	66,500	1,232,245
Nordstrom, Inc. (a)	54,180	645,826

		1,878,071

Multi-Utilities — 3.8%
CMS Energy Corp.	103,400	6,349,794
Sempra Energy	13,100	1,550,516
WEC Energy Group, Inc.	71,860	6,963,234

		14,863,544

Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp. (a)	168,407	2,923,546
Diamondback Energy, Inc.	142,340	4,287,281
EQT Corp.	146,510	1,894,374
Equitrans Midstream Corp.	177,148	1,498,672
Williams Cos., Inc. (The)	187,320	3,680,838

		14,284,711

Personal Products — 0.1%
Coty, Inc., Class A	136,482	368,501

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	97,670	4,587,560
Cushman & Wakefield plc * (a)	97,900	1,028,929

		5,616,489

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	35,690	4,166,450

Software — 0.9%
Synopsys, Inc. *	16,450	3,519,971

Specialty Retail — 4.1%
AutoZone, Inc. *	5,638	6,639,534
Best Buy Co., Inc.	56,450	6,282,321
Gap, Inc. (The)	186,530	3,176,606

		16,098,461

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	24,960	2,161,037
Ralph Lauren Corp.	43,730	2,972,328

		5,133,365

TOTAL COMMON STOCKS (Cost $291,814,867)		388,905,877

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(b)(c) (Cost $4,606,088)	4,606,088	4,606,088

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (b)(c)	1,999,500	1,999,900
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (b)(c)	2,989,381	2,989,381

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $4,989,481)		4,989,281

TOTAL SHORT-TERM INVESTMENTS (Cost $9,595,569)		9,595,369

Total Investments — 101.1% (Cost $301,410,436)		398,501,246
Liabilities in Excess of Other Assets — (1.1)%		(4,478,284)

Net Assets — 100.0%		394,022,962

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is $4,813,650.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$398,501,246	$—	$—	$398,501,246

(a)	Please refer to the SOI for specifics of Portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	$—	$11,000,000	$9,000,000	$100	$(200)	$1,999,900	1,999,500	$7,862	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	—	77,628,134	74,638,753	—	—	2,989,381	2,989,381	6,982	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	9,285,917	51,610,485	56,290,314	—	—	4,606,088	4,606,088	27,822	—

Total	$9,285,917	$140,238,619	$139,929,067	$100	$(200)	$9,595,369		$42,666	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.